UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Patriot Wealth Management, Inc.

Address:   5847 San Felipe, Suite 200
           Houston, TX 77057


Form 13F File Number: 028-12304


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Patriot Wealth Management, Inc.
Title:  Chief Compliance Officer
Phone:  713-344-9300

Signature,  Place,  and  Date  of  Signing:

/s/ Todd Hanslik                   Houston, TX                        11/9/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              88

Form 13F Information Table Value Total:  $   183,215.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ----------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
3M COMPANY                     COM               88579y101     3040      41191 SH       SOLE                   0      0      41191
ACTIVISION INC   COM NEW       COM               00507v109      419      33840 SH       SOLE                   0      0      33840
AIRGAS INC                     COM               9363102        427       8833 SH       SOLE                   0      0       8833
ALBERTO CULVER CO              COM               13078100       551      19915 SH       SOLE                   0      0      19915
APPLE COMPUTER INC             COM               37833100      4108      22164 SH       SOLE                   0      0      22164
APPLIED MATERIAL INC           COM               38222105      2420     180894 SH       SOLE                   0      0     180894
ASPEN INSURANCE HLDG           COM               g05384105      534      20185 SH       SOLE                   0      0      20185
AT& T INC                      COM               00206r102    10867 402323.257 SH       SOLE                   0      0 402323.257
ATHEROS COMMUNICATIONS COM     COM               04743p108      513      19355 SH       SOLE                   0      0      19355
BANK NEW YORK MELLON           COM               64058100      2313  79785.181 SH       SOLE                   0      0  79785.181
BAXTER INTERNTL INC            COM               71813109      3018  52935.443 SH       SOLE                   0      0  52935.443
BECKMAN COULTER INC            COM               75811109       515       7465 SH       SOLE                   0      0       7465
BEST BUY INC COM               COM               86516101      1868      49782 SH       SOLE                   0      0      49782
BJS WHOLESALE CLUB INC         COM               05548j106      498      13760 SH       SOLE                   0      0      13760
BLACK AND DECKER CRP COM       COM               91797100       379       8190 SH       SOLE                   0      0       8190
BOK FINANCIAL CORPORATION      COM               05561q201      421       9087 SH       SOLE                   0      0       9087
BROADCOM CORP CL A             COM               111320107     3029      98692 SH       SOLE                   0      0      98692
CERNER CORP COM                COM               156782104      567       7581 SH       SOLE                   0      0       7581
CHICOS FAS INC COM             COM               168615102      505      38818 SH       SOLE                   0      0      38818
CHIPOTLE MEXICAN GRILL CL A    COM               169656105      460       4743 SH       SOLE                   0      0       4743
CISCO SYSTEMS INC    COM       COM               17275r102     2898     123106 SH       SOLE                   0      0     123106
CITIGROUP INC                  COM               172967101       48      10000 SH       SOLE                   0      0      10000
CITRIX SYS INC COM             COM               177376100      617      15722 SH       SOLE                   0      0      15722
CME GROUP INC COM              COM               12572q105     2418       7846 SH       SOLE                   0      0       7846
CROWN CASTLE INTL              COM               228227104      630      20105 SH       SOLE                   0      0      20105
CVS CORP DELAWARE    COM       COM               126650100     2996      83821 SH       SOLE                   0      0      83821
DANAHER CORP DEL COM           COM               235851102     2637      39165 SH       SOLE                   0      0      39165
DARDEN RESTAURANTS INC COM     COM               237194105     1795      52579 SH       SOLE                   0      0      52579
DENTSPLY INTL INC              COM               249030107      443      12829 SH       SOLE                   0      0      12829
DEVRY INC DEL                  COM               251893103      524       9473 SH       SOLE                   0      0       9473
DIAGEO P L C SPONSORED ADR     COM               25243q205     2282      37116 SH       SOLE                   0      0      37116
DOLLAR TREE INC.               COM               256746108      295       6050 SH       SOLE                   0      0       6050
DST SYSTEMS INC DEL            COM               233326107      369       8236 SH       SOLE                   0      0       8236
DUKE REALTY INVT INC COM NEW   COM               264411505      241      20087 SH       SOLE                   0      0      20087
EBAY INC COM                   COM               278642103     2516     106624 SH       SOLE                   0      0     106624
EL PASO CORPORATION            COM               28336l109      555      53815 SH       SOLE                   0      0      53815
ENERGEN CORP COM               COM               29265N108      266       6162 SH       SOLE                   0      0       6162
EXPEDITORS INTL WASH COM       COM               302130109      411      11695 SH       SOLE                   0      0      11695
EXXON MOBIL CORP     COM       COM               30231g102      791      11534 SH       SOLE                   0      0      11534
F5 NETWORKS INC                COM               315616102      515      12990 SH       SOLE                   0      0      12990
FLOWSERVE CORP                 COM               34354p105      372       3776 SH       SOLE                   0      0       3776
FMC TECHS INC        COM       COM               30249u101      381       7290 SH       SOLE                   0      0       7290
FREEPRT-MCMRAN CPR&GLD B       COM               35671d857     2213      32255 SH       SOLE                   0      0      32255
GEN-PROBE INCORPORATED         COM               36866t103      357       8605 SH       SOLE                   0      0       8605
GENERAL ELECTRIC               COM               369604103     1780     108414 SH       SOLE                   0      0     108414
GILEAD SCIENCES INC COM        COM               375558103     2948      63402 SH       SOLE                   0      0      63402
GOOGLE INC CL A                COM               38259p508     2353       4745 SH       SOLE                   0      0       4745
HARSCO CORP                    COM               415864107      304       8587 SH       SOLE                   0      0       8587
INTL GAME TECHNOLOGY           COM               459902102      321      14967 SH       SOLE                   0      0      14967
ISHARE DJ TEL SC INX           COM               464287713     3329     176520 SH       SOLE                   0      0     176520
J P MORGAN CHASE & CO COM      COM               46625H100     3825      87282 SH       SOLE                   0      0      87282
KOHLS CORP COM                 COM               500255104     2534      44422 SH       SOLE                   0      0      44422
LUBRIZOL CORP                  COM               549271104      679       9504 SH       SOLE                   0      0       9504
MANPOWER INC                   COM               56418h100      470       8289 SH       SOLE                   0      0       8289
MICROSOFT CORP                 COM               594918104     2851     110847 SH       SOLE                   0      0     110847
MIDCAP SPDR TR SER 1           COM               595635103    20038     159959 SH       SOLE                   0      0  159902.75
MORGAN STANLEY                 COM               617446448     2926      94748 SH       SOLE                   0      0      94748
NASDAQ STOCK MARKET COM        COM               631103108      327      15549 SH       SOLE                   0      0      15549
NEW YORK CMNTY BANCORP         COM               649445103      295      25872 SH       SOLE                   0      0      25872
PFIZER INC DEL PV$0.05         COM               717081103     2490     150471 SH       SOLE                   0      0     150471

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED    NONE
------------------------------ ----------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----------
POWER SHARES DYNAMIC OIL SERVI COM               73935x625     7485     442355 SH       SOLE                   0      0     442355
PRAXAIR INC                    COM               74005p104     2506      30675 SH       SOLE                   0      0      30675
PRIDE INTERNATIONAL INC (DE)   COM               74153q102      357      11718 SH       SOLE                   0      0      11718
RELIANCE STEEL & ALUM COM      COM               759509102      432      10158 SH       SOLE                   0      0      10158
ROPER INDS INC NEW COM         COM               776696106      445       8724 SH       SOLE                   0      0       8724
SECTOR SPDR ENERGY             COM               81369y506     6270     116281 SH       SOLE                   0      0     116281
SECTOR SPDR UTILITIES          COM               81369y886     3753     127963 SH       SOLE                   0      0     127963
SPDR SERIES TRUST OILGAS EQUIP COM               78464a748      422      15240 SH       SOLE                   0      0      15240
SPDR SERIES TRUST S&P HOMEBUIL COM               78464a888     2059     136961 SH       SOLE                   0      0     136961
ST JUDE MEDICAL INC            COM               790849103     2040      52285 SH       SOLE                   0      0      52285
STANDARD&POORS DEP RCPT        COM               78462f103    15335     145233 SH       SOLE                   0      0  144960.75
STREETTRACKS GOLD TR GOLD SHS  COM               78463v107      471       4768 SH       SOLE                   0      0       4768
SYNAPTICS INC COM              COM               87157d109      204       8100 SH       SOLE                   0      0       8100
TAIWAN SEMICONDUCTOR SPONSORED COM               874039100     2565 233997.998 SH       SOLE                   0      0 233997.998
THERMO ELECTRON CORP COM       COM               883556102     2509      57458 SH       SOLE                   0      0      57458
US BANCORP (NEW)               COM               902973304     3236     148055 SH       SOLE                   0      0     148055
VANGUARD MID-CAP ETF           COM               922908629      212       3730 SH       SOLE                   0      0       3730
VARIAN SEMICONDUCTOR EQUIPMENT COM               922207105      471      14337 SH       SOLE                   0      0      14337
VECTREN CORP COM               COM               92240G101      426      18494 SH       SOLE                   0      0      18494
VIACOM INC NEW      CL B       COM               92553p201      576      20545 SH       SOLE                   0      0      20545
VIACOM, INC. CLASS A           COM               92553P102     1966      66760 SH       SOLE                   0      0      66760
WAL-MART STORES INC            COM               931142103     3053      62188 SH       SOLE                   0      0      62188
WELLS FARGO & CO DEL COM       COM               949746101      276       9779 SH       SOLE                   0      0       9779
ISHARES TR MSCI EAFE IDX       COM               464287465      506       9257 SH       SOLE                   0      0       9257
VANGUARD EMERGINGMKTS VIPERS   COM               922042858    12756     331070 SH       SOLE                   0      0     331070
BARCLAYS BANK PLC SPON ADR REP PRF               06739h776      491      22015 SH       SOLE                   0      0      22015
ROYAL BK SCOTLAND GRP SP ADR L PRF               780097788      439      41616 SH       SOLE                   0      0      41616
TORTOISE ENERGY INFR COM       PRF               89147L100     1462      54660 SH       SOLE                   0      0      54660